TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Disclosure of trade and other receivables [text block]
13) TRADE AND OTHER RECEIVABLES
The breakdown of “Trade and other receivables” at December 31, 2021 and 2022 is as follow:

	Thousands of U.S. dollars
	2021	2022
Non-current trade receivables	3,466	757
Other non-financial assets(*)	16,336	19,700
Non-current Prepayments	2,438	1,114
Total non-current	22,240	21,571
Current trade receivables billed	134,652	150,409
Current trade receivables unbilled	148,055	136,747
Other receivables	756	2,993
Prepayments	7,275	12,250
Personnel	4,571	5,984
Total current	295,309	308,383
Total	317,549	329,954

(*)    "Other non-financial assets" as of December 31, 2021 and 2022 primarily comprise tax credits with the Brazilian social security authority (Instituto Nacional do Seguro Social), recorded in Atento Brasil S.A.
For allowances on trade receivables the Company has established a matrix of provisions that is based on its historical experience of credit losses adjusted for prospective factors specific to debtors and the environment. In the last two years the losses incurred by allowances were immaterial. The customer portfolio of the Company is composed of low credit risk exposure. The provision of the expected credit losses over the contractual life is already recorded.

	Thousands of U.S. dollars
	2021	2022
Trade receivables	288,730	290,851
Allowances of trade receivables	(2,556)	(2,939)
Trade receivables, net	286,174	287,912
Changes in allowances of trade receivables in 2021 and 2022 were as follow:

	Thousands of U.S. dollars
	2021	2022
Opening balance	(3,571)	(2,556)
Allowance of trade receivables	(1,563)	(563)
Reversal	1,859	49
Use of provision	473	118
Translation differences	246	13
Total	(2,556)	(2,939)
The Atento Group’s maximum exposure to credit risk at the reporting date is equivalent to the carrying amount of each of the aforementioned trade receivables categories. The Atento Group holds no guarantees as collection insurance.